Related-Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related-Party Transactions [Abstract]
Schedule Of Related Party Transactions

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheets consisted of the following:

	At June 30, 2019			At December 31, 2018
	STH	Texas Transmission	Total	STH	Texas Transmission	Total

Federal income taxes payable (receivable)	$(2)	$(1)	$(3)	$4	$1	$5
Texas margin taxes payable	13	-	13	21	-	21
Net payable (receivable)	$11	$(1)	$10	$25	$1	$26

Cash payments made to (received from) members related to income taxes consisted of the following:

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2018			At December 31, 2017
	STH	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes payable (receivable)	$4	$1	$5	$(21)	$(5)	$(26)
Texas margin taxes payable	21	-	21	21	-	21
Net payable (receivable)	$25	$1	$26	$-	$(5)	$(5)

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2018				Year Ended December 31, 2017			Year Ended December 31, 2016
	STH	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total	EFH Corp.

Federal income taxes	$59	$(19)	$10	$50	$(102)	$(12)	$(114)	$-
Texas margin taxes	21	-	-	21	20	-	20	20
Total payments (receipts)	$80	$(19)	$10	$71	$(82)	$(12)	$(94)	$20